Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(7)	Related Party Transactions

During the three months ended March 31, 2013 and 2012, we recorded related party operating expenses as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$1,198	$1,220
Restricted stock compensation expense	310	465
Aircraft operating and lease expense	1,088	1,016
Salaries and wages, general & administrative and other expenses	132	228
Reimbursement of certain general and administrative expenses	(77)	(71)

Total General and Administrative Expenses—Related Party	$2,651	$2,858

Interest Expense

During the three months ended March 31, 2013 and 2012, we recorded related party interest expense as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$142	$—
Senior Secured Notes Payable—CEO	16	—

Total Senior Secured Notes Interest Expense—Related Party	$158	$—

For a description of the nature of these transactions, see Note 10—Related Party Transactions to the Consolidated Financial Statements included in our Annual Report on Form 10-K filed on March 28, 2013.

(10) Related Party Transactions

During the years ended December 31, 2012, 2011, and 2010, we recorded related party operating expenses as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$4,768	$3,795	$6,034
Non-cash compensation expense	—	—	1,125
Restricted stock compensation expense	1,546	2,790	3,874
Aircraft operating and lease expense	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses	645	793	812
Reimbursement of certain general and administrative expenses	(284)	(314)	(420)

Total General and Administrative Expenses—Related Party	$10,873	$11,001	$15,118

Relationship with Verde Investments, Inc.

Verde is an Arizona corporation that is wholly-owned by Mr. Garcia. Verde engages in the acquisition, development, and long-term investment in real estate and other commercial assets. Mr. Garcia is the principal stockholder, president and director of Verde. Transactions between us and Verde, as well as other related parties, are described below.

Property lease expense

Included in property lease expense are costs of operating leases with Verde for certain dealership and reconditioning facilities which the Company operates, and certain dealership closing costs. For the years ended December 31, 2012, 2011, and 2010, we leased an average of 13, 14, and 15 vehicle dealership facilities, respectively, three reconditioning facilities, our former loan servicing center (which is currently being subleased to third-party tenants), and our corporate office from Verde and another affiliate of Mr. Garcia (the Garcia Family Limited Liability Partnership, LLP). Three of these facilities were closed locations as of December 31, 2012 and 2011. During the year ended December 31, 2010, we also leased one vehicle sales facility and one reconditioning center, from a director of DTAC, Steven Johnson, who is also Mr. Garcia’s brother-in-law. As of December 31, 2012 and 2011 we had no remaining leases with Steven Johnson. For the years ended December 31, 2012, 2011, and 2010, we rented one vehicle sales facility from Stephen Fidel, the brother of Mr. Fidel, our President and CEO. At December 31, 2012, the maturity of these related party leases range from 2013 to 2023. Future minimum lease payments required under related party leases are disclosed in Note 13—Commitments and Contingencies.

During the year ended December 31, 2011, we paid $0.4 million in lease termination fees on two of our closed properties to terminate the leases with Steven Johnson. During the year ended December 31, 2010, we paid $0.4 million in a lease termination fee on one of our closed properties to terminate the lease with Verde.

Restricted stock compensation expense and non-cash compensation expense

Restricted stock compensation expense represents stock compensation expense under a restricted stock agreement between DTAG, DTAC and Mr. Fidel. See Note 12—“Shareholders’ Equity & Dividends” for further information.

Non-cash compensation expense represents compensation expense associated with an employment agreement entered into in connection with a stock purchase agreement between Mr. Garcia and Mr. Fidel, in which Mr. Garcia agreed to purchase Mr. Fidel’s 5% interest in DTAG and DTAC for $17.5 million. The terms of the purchase were such that Mr. Garcia paid Mr. Fidel $6.25 million in cash and $11.25 million in a promissory note bearing interest at 8.0% per annum. The term of the note was five years with annual installment payments required. For the years ended December 31, 2012, 2011, and 2010, Mr. Garcia made annual interest payments to Mr. Fidel of $0.1 million, $0.3 million, and $0.5 million, respectively. The note was paid off in June 2012 with the payment of the fifth and final installment to Mr. Fidel.

Aircraft operating and lease expenses

We are party to a lease agreement for an aircraft with Verde under which we agreed to pay monthly lease payments of $150,000 plus taxes and are responsible for paying all operating costs and repairs and maintenance related to the aircraft. The lease expires in August 2015.

Salaries and wages, general and administrative and other expenses

Certain general and administrative expenses and salaries and wages of Verde and Verde employees who are enrolled in our health plan are reflected in our general and administrative expenses—related party.

Reimbursement of general and administrative expenses

For each of the periods presented, we received reimbursement of certain general and administrative expenses incurred by us on Verde’s behalf.

Interest Expense

During the years ended December 31, 2012, 2011, and 2010, we recorded related party interest expense as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Non-Portfolio Debt Interest Expense—Related Party
Junior Secured Notes:
Tranche A—Related Party: CEO	$—	$—	$185
Tranche A—Related Party: Verde	—	—	3,374
Tranche B—Related Party: Verde	—	—	2,754
$75.0 million Subordinated Notes Payable	—	—	3,863

Total Non-Portfolio Debt Interest Expense—Related Party	$—	$—	$10,176

Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$237	$2,460	$2,930
Senior Secured Notes Payable—CEO	24	220	223

Total Senior Secured Notes Interest Expense—Related Party	$261	$2,680	$3,153

In August 2012, Verde purchased $5.0 million of the Senior Secured Notes on the open market, at a purchase price of 111.0% to par, plus accrued interest. Subsequent to this transaction, Mr. Fidel purchased $0.5 million of the notes purchased by Verde at an identical purchase price.

During the year ended December 31, 2011, we recorded related party interest expense associated with our June 2010 issuance of $200.0 million of the Senior Secured Notes, an aggregate of $49.0 million of which were held by Verde and Mr. Fidel. In June 2011, Verde purchased Mr. Fidel’s portion of Senior Secured Notes, and Verde sold the Senior Secured Notes it held on the open market. As a result, at December 31, 2011, none of the Senior Secured Notes were held by a related party and interest expense during 2011 is related to the period they held the notes.

During the year ended December 31, 2010, we recorded related party interest expense associated with junior secured notes, senior unsecured notes, subordinated notes, and Senior Secured Notes as depicted above.